Acquisition	12 Months Ended
Sep. 30, 2024
Acquisition [Abstract]
ACQUISITION

3. ACQUISITION

Acquisition of Changzhou Sixun

On January 25, 2023, the Company completed the acquisition of Changzhou Sixun through an equity transfer agreement with certain “non-U.S. persons” (“the Sellers”) as defined in Regulation S of the Securities Act of 1933, as amended, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) to Jiangsu New Energy, for RMB59,400,000 ($8,748,288), of which (i) RMB5,000,000 ($667,840) was to be paid in cash and (ii) the remaining RMB54,400,000 ($8,080,448) will be paid by issuing additional ordinary shares of the Company. In this acquisition, Changzhou Sixun was set as a target company to hold 60% of the equity of Changzhou Higgs Intelligent Technologies Co., Ltd. (“Changzhou Higgs”).

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed and intangible assets identified as of the acquisition day.

The transaction constitutes a business combination for accounting purposes and is accounted for using the acquisition method under ASC 805. The Company is deemed to be the accounting acquirer. The identifiable intangible assets acquired upon acquisition was patents and software copyright, which has an estimated useful life of five years. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the intangible assets identified was determined by adopting the income approach, specifically the Discounted Cash Flow (“DCF”) method.

The allocation of the purchase price as of the acquisition date was as follows, in which the amount was translated using exchange rate on acquisition date:

Amount
Cash and cash equivalents	$141,891
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Others	759,375
Total assets (a)	4,091,208

Total liabilities (b)	217,020

Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Total consideration (e)	8,748,288
Goodwill as of acquisition date (e+d-c)	5,147,798
Goodwill impairment	(1,792,392)
Foreign currency translation adjustment	(297,463)
Goodwill as of September 30, 2023	3,057,943
Goodwill impairment	(1,362,441)
Foreign currency translation adjustment	85,067
Goodwill as of September 30, 2024	$1,780,569

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. The goodwill is not deductible for tax purposes.

The Company conducted qualitative assessment on the goodwill and decided that impairment indicators implied that it was likely that the FV of the reporting unit is less than the carrying amount. The Company has engaged an independent third-party valuation specialist to conduct impairment testing on the reporting unit on December 31, 2024. The Company recognized $1,792,392 and $1,362,441 impairment loss of goodwill related to the acquisition of Changzhou Sixun for the fiscal years ended September 30, 2023 and 2024, respectively. As of September 30, 2023 and 2024, the carrying amount of goodwill was $3,057,943 and $1,780,569, respectively.